Notes to consolidated statement of profit and loss and other comprehensive income - Other operating income - Grants (Details) € in Thousands	Dec. 31, 2017 EUR (€) item
Other operating income - Grants
Number of conditions related to government grants that are unfulfilled | item	0
Flanders Innovation & Entrepreneurship TGO
Other operating income - Grants
Amount granted and approved	€ 2,697
Amount recognized	2,697
Flanders Innovation & Entrepreneurship—Baekelandt
Other operating income - Grants
Amount granted and approved	277
Amount recognized	270
Flanders Innovation & Entrepreneurship 4
Other operating income - Grants
Amount granted and approved	1,568
Amount recognized	€ 1,568